Supplement to the currently effective PROSPECTUS

Deutsche Health and Wellness Fund

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The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.

Leefin Lai, CFA, CPA, Managing Director. Lead Portfolio Manager of the fund. Began managing the fund in 2001.

Thomas M. Hynes, Jr., CFA, Managing Director. Portfolio Manager of the fund through November 29, 2016. Began managing the fund in 2014.

Brendan O’Neill, CFA, Director. Portfolio Manager of the fund through October 28, 2016. Began managing the fund in 2014.

Peter Barsa, Director. Portfolio Manager of the fund. Began managing the fund in 2014.

Michael A. Sesser, CFA, Vice President. Portfolio Manager of the fund. Began managing the fund in 2014.

The following information replaces the existing disclosure for the fund contained under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of the fund’s prospectus.

Leefin Lai, CFA, CPA, Managing Director. Lead Portfolio Manager of the fund. Began managing the fund in 2001.

•	Joined Deutsche Asset Management in 2001.
•	Previously served as an analyst for Salomon Smith Barney and PaineWebber and as Vice President/Analyst for Citigroup Global Asset Management and Scudder Kemper Investments.
•	Investment industry experience began in 1991.
•	BS and MBA, University of Illinois.

Thomas M. Hynes, Jr., CFA, Managing Director. Portfolio Manager of the fund through November 29, 2016. Began managing the fund in 2014.

•	Joined Deutsche Asset Management in 1995, served in DB Private Wealth Management from 1995-2004; served as US equity portfolio manager at Citigroup Asset Management from 2004-2007; rejoined Deutsche Asset Management in 2007.
•	Portfolio manager for US Large Cap Equity: New York.
•	BS, Fordham University.

Brendan O’Neill, CFA, Director. Portfolio Manager of the fund through October 28, 2016. Began managing the fund in 2014.

•	Joined Deutsche Asset Management in 2000.
•	Equity Research Analyst from 2001-2009.
•	Portfolio Manager for US Large Cap Equities: New York.
•	BA, Queens College, CUNY; MS, Zicklin School of Business, Baruch College.

September 6, 2016

PROSTKR-692

Peter Barsa, Director. Portfolio Manager of the fund. Began managing the fund in 2014.

•	Joined Deutsche Asset Management in 1999.
•	Research Analyst for Global Small, US Small and US Mid Cap Equities: New York.
•	BS in Finance, Villanova University.

Michael A. Sesser, CFA, Vice President. Portfolio Manager of the fund. Began managing the fund in 2014.

•	Joined Deutsche Asset Management in 2009.
•	Portfolio Manager and Equity Research Analyst: New York.
•	Previously, Business Intelligence Analyst, Corporate Executive Board (best practices research company) from 2005-2007; Research Associate, Competition Policy Associates (economics consulting firm) from 2003-2005.
•	BA in Ethics, Politics & Economics, Yale University; MBA (with distinction), Stephen M. Ross School of Business, University of Michigan.

Please Retain This Supplement for Future Reference